Condensed Statement of Changes in Shareholders' Equity (Unaudited) - USD ($)		Total	Equity [Member]	Additional Paid-in Capital	Additional Paid-in Capital Equity [Member]	Accumulated Deficit	Accumulated Deficit Equity [Member]	Class B Ordinary Shares		Class B Ordinary Shares Equity [Member]
Balance at Dec. 17, 2020
Balance (in Shares) at Dec. 17, 2020								0	[1]	0	[2]
Class B ordinary shares issued to Sponsor		$ 24,856	25,000	$ 24,137	24,137			$ 719		$ 863
Class B ordinary shares issued to Sponsor (Shares)								7,187,500	[1]	8,625,000	[2]
Net income (Loss)		(7,948)	(7,948)			$ (7,948)	(7,948)
Balance at Dec. 31, 2020		16,908	17,052	24,137	24,137	(7,948)	(7,948)	$ 719		$ 863
Balance (in Shares) at Dec. 31, 2020								7,187,500	[1]	8,625,000	[2]
Class B ordinary shares issued to Sponsor		144						$ 144
Class B ordinary shares issued to Sponsor (Shares)								1,437,500
Remeasurement of Class A ordinary shares subject to possible redemption		(33,704,720)		(24,137)		(33,680,583)
Net income (Loss)		(4,901,560)				(4,901,560)
Balance at Mar. 31, 2021		(38,589,228)				(38,590,091)		$ 863
Balance (in Shares) at Mar. 31, 2021								8,625,000
Balance at Dec. 31, 2020		16,908	$ 17,052	24,137	$ 24,137	(7,948)	$ (7,948)	$ 719		$ 863
Balance (in Shares) at Dec. 31, 2020								7,187,500	[1]	8,625,000	[2]
Class B ordinary shares issued to Sponsor		144						$ 144
Class B ordinary shares issued to Sponsor (Shares)	[1]							1,437,500
Accretion of ordinary shares subject to possible redemption		(33,710,736)		$ (24,137)		(33,686,599)
Net income (Loss)		(1,035,380)				(1,035,380)
Balance at Dec. 31, 2021		(34,729,064)				(34,729,927)		$ 863
Balance (in Shares) at Dec. 31, 2021	[1]							8,625,000
Remeasurement of Class A ordinary shares subject to possible redemption		(119,996)				(119,996)
Net income (Loss)		9,920,886				9,920,886
Balance at Mar. 31, 2022		$ (24,928,174)				$ (24,929,037)		$ 863
Balance (in Shares) at Mar. 31, 2022								8,625,000

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.
[2]	This number includes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders hold 8,625,000 shares of the Company’s Class B ordinary shares. All shares and associated amounts have been retroactively restated. (See Note 8.)